Related Party Transactions - Additional Information (Detail) € / shares in Units, € in Thousands			1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 14, 2021 EUR (€)	Dec. 31, 2017 shares € / shares	May 31, 2021 EUR (€) shares	Oct. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) shares Euro € / shares	Dec. 31, 2021 EUR (€) shares Euro € / shares $ / shares	Dec. 31, 2020 EUR (€) Euro	Dec. 31, 2019 EUR (€)	Feb. 04, 2021 shares € / shares
Statements [Line Items]
Amounts payable, related party transactions | €					€ 5,000	€ 5,000
Exercise price of outstanding share options | € / shares					€ 137	€ 137
Share Based Payment Obligation Waived | €					€ 16,120
Number of other equity instruments granted in share based payment arrangement					2,520,000
Number of securities called by other equity instruments					1
Description of vesting requirements for share based payment arrangement					vest in three tranches in 2022, 2023 and 2024
Gifts to employees | €					€ 2,455		€ 3,142	€ 1,460
Exercise price of outstanding share options					16,237
Expense from share-based payment transactions with employees | €					€ 16,290
Share Split [Member]
Statements [Line Items]
Exercise price of outstanding share options | € / shares					€ 2.74	€ 2.74
Exercise price of outstanding share options					811,850
Expense from share-based payment transactions with employees | €					€ 2,216
Personnel Costs And Offsetting [Member]
Statements [Line Items]
Expense from share-based payment transactions with employees | €					€ 3,834
Private Warrants [Member]
Statements [Line Items]
Class of Warrants or rights Number of shares issued					800,000
Class of Warrants or rights issued | €					€ 1,263
Tranche One [Member] | Share Price Of At Least USD Eleven Point Fifty [Member]
Statements [Line Items]
Share price					11.50	11.50
Number of trading days determining share price					20 days
Tranche One [Member] | Share Price Of At Least USD Eleven Point Fifty [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Share price					11.50	11.50
Number of trading days determining share price					10 days
Tranche One [Member] | Share Price Of At Least USD Twelve Point Fifty [Member]
Statements [Line Items]
Share price					12.50	12.50
Number of trading days determining share price					20 days
Tranche One [Member] | Share Price Of At Least USD Twelve Point Fifty [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Share price					12.50	12.50
Number of trading days determining share price					20 days
Cash Settled Share Based Payments [Member]
Statements [Line Items]
Number of instruments granted in share-based payment arrangement		55,433
Number of share options outstanding in share based payment arrangement		15,832
Exercise price of outstanding share options | € / shares		€ 186.50
Cash Settled Share Based Payments [Member] | Share Price [Member]
Statements [Line Items]
Significant unobservable input, Liabilities | Euro							372
Cash Settled Share Based Payments [Member] | Discount rate, measurement input [member]
Statements [Line Items]
Significant unobservable input, Liabilities							1.90
Cash Settled Share Based Payments [Member] | Award With No Specific Conditions [Member]
Statements [Line Items]
Number of instruments granted in share-based payment arrangement		25,988
Cash Settled Share Based Payments [Member] | Following The Share Split [Member]
Statements [Line Items]
Number of instruments granted in share-based payment arrangement					2,771,650
Number of share options outstanding in share based payment arrangement					791,600	791,600
Exercise price of outstanding share options | € / shares					€ 3.73	€ 3.73
Cash Settled Share Based Payments [Member] | Following The Share Split [Member] | Share Price [Member]
Statements [Line Items]
Significant unobservable input, Liabilities | Euro					7.44	7.44
Cash Settled Share Based Payments [Member] | Following The Share Split [Member] | Award With No Specific Conditions [Member]
Statements [Line Items]
Number of instruments granted in share-based payment arrangement					1,299,400
Equity Settled Share Based Payments [Member]
Statements [Line Items]
Number of share options outstanding in share based payment arrangement									15,832
Exercise price of outstanding share options | € / shares									€ 186
Expense from equity settled share based payment transactions | €					€ 1,410
Shares issued during period, Share option exercised			15,832
Shares issued during period, Share option exercised, Value | €			€ 2,946
Equity Settled Share Based Payments [Member] | Performance Share Units [Member]
Statements [Line Items]
Expense from equity settled share based payment transactions | €					6,138
Expense from equity settled share based payment transactions, Unrecognized | €					€ 12,897	€ 12,897
Expense from equity settled share based payment transactions, Unrecognized, Expected terms of recognition					remaining vesting periods through 2024
Risk free interest rate, Other equity instruments granted					0.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Award With Vesting Tranches [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement					600,000
Expense from equity settled share based payment transactions | €					€ 2,047
Expense from equity settled share based payment transactions, Unrecognized | €					€ 1,680	1,680
Expense from equity settled share based payment transactions, Unrecognized, Expected terms of recognition					over the expected remaining vesting periods through 2023
Risk free interest rate, Other equity instruments granted					0.73%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Award With Vesting Tranches [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement					900,000
Expense from equity settled share based payment transactions | €					€ 3,349
Expense from equity settled share based payment transactions, Unrecognized | €					€ 2,720	€ 2,720
Expected volatility, Other equity instruments granted					30.00%
Risk free interest rate, Other equity instruments granted					0.73%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Tranche One [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement					240,000
Description of vesting requirements for share based payment arrangement					240,000 PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, and (ii) a Company share price of at least $11.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Tranche One [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement					450,000
Description of vesting requirements for share based payment arrangement					450,000 PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021 and, (ii) a Company share price of at least $11.50 for ten consecutive trading days following the public listing and before December 31, 2023, and
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Tranche Two [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement					360,000
Description of vesting requirements for share based payment arrangement					360,000 PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the CEO’s continued service with the Company from the award grant date until December 31, 2023.
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Tranche Two [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Number of other equity instruments granted in share based payment arrangement					450,000
Description of vesting requirements for share based payment arrangement					450,000 PSUs vest upon the satisfaction of the following conditions: (i) a public listing of the Company’s shares before December 31, 2021, (ii) a Company share price of at least $12.50 for twenty consecutive trading days following the public listing and before December 31, 2023, and (iii) the recipient’s continued employment with the Company from the award grant date until December 31, 2023.
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Top of range [member]
Statements [Line Items]
Share price, Other equity instruments granted | € / shares					€ 9.13
Expected volatility, Other equity instruments granted					40.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Top of range [member] | Award With Vesting Tranches [Member]
Statements [Line Items]
Share price, Other equity instruments granted | $ / shares						€ 7.85
Expected volatility, Other equity instruments granted					40.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Top of range [member] | Award With Vesting Tranches [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Share price, Other equity instruments granted | $ / shares						8.32
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Bottom of range [member]
Statements [Line Items]
Share price, Other equity instruments granted | € / shares					€ 7.43
Expected volatility, Other equity instruments granted					30.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Bottom of range [member] | Award With Vesting Tranches [Member]
Statements [Line Items]
Share price, Other equity instruments granted | $ / shares						6.53
Expected volatility, Other equity instruments granted					30.00%
Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Bottom of range [member] | Award With Vesting Tranches [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Share price, Other equity instruments granted | $ / shares						€ 7.00
Equity Settled Share Based Payments [Member] | Share Option [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement					vests each year
Expense from equity settled share based payment transactions | €					€ 2,938
Equity Settled Share Based Payments [Member] | Following The Share Split [Member]
Statements [Line Items]
Number of share options outstanding in share based payment arrangement					791,600	791,600
Exercise price of outstanding share options | € / shares					€ 3.72	€ 3.72
Shares issued during period, Share option exercised					791,600
Associates [member] | Tom Ford [Member]
Statements [Line Items]
Provision of guarantees or collateral to entity, related party transactions | €					€ 7,500
Maturing month and year					March 2025
Monterubello and Companies Controlled By Monterubello OrIts Shareholders Zegna Directors Or Senior Management [Member] | PKB Private bank AG [Member]
Statements [Line Items]
Expiration term of amounts payable, Related party transactions					March 2022
Subsidiaries [member] | Agnona [Member] | Discontinued operations [member]
Statements [Line Items]
Proportion of ownership interest in subsidiary sold	70.00%			30.00%
Consideration paid | €	€ 1			€ 500
Key Management Excluding The CEO [Member] | Equity Settled Share Based Payments [Member] | Performance Share Units [Member] | Award With Vesting Tranches [Member] | Zegna Directors Excluding The CEO And Key Executives And Other Employees [Member]
Statements [Line Items]
Expense from equity settled share based payment transactions | €					€ 1,023
Monterubello [Member]
Statements [Line Items]
Stock Repurchased During Period, Shares					54,600,000
Stock Repurchased During Period, Value | €					€ 455,000
Gifts to employees | €					€ 10,923